SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 5,767	$ 3,957	$ 13,365	$ 8,877
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Corporate administration	822	856	2,026	1,668
Professional fees	451	518	1,352	1,221
Salaries and benefits	2,483	1,749	5,709	3,509
Tax penalties and inflation charges	2,011	834	4,278	2,479
General and administrative expenses	$ 5,767	$ 3,957	$ 13,365	$ 8,877